As filed with the Securities and Exchange Commission on June 17, 2022

Securities Act File No. 333-183489

Investment Company Act File No. 811-22739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 88	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 94	☒

INDEXIQ ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue
New York, NY 10010

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On June 30, 2022, pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until June 30, 2022, the effectiveness of the registration statement for IQ MacKay Multi-Sector Income ETF (the “Fund”) filed in Post-Effective Amendment No. 84 on April 6, 2022.

This Post-Effective Amendment No. 88 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 84. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 17th day of June, 2022.

INDEXIQ ACTIVE ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

Michael A. Pignataro*	Trustee	June 17, 2022
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	June 17, 2022
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and Principal Executive Officer	June 17, 2022
Kirk C. Lehneis

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial Officer, and Principal Accounting Officer	June 17, 2022
Adefolahan Oyefeso

/s/ Matthew V. Curtin		June 17, 2022
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED